Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
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Details of Other in the Consolidated Statement of Cash Flow

Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Non-cash employee benefit charges	39	40	81	76

Net losses (gains) on foreign exchange and derivative financial instruments	18	(12)	28	(17)

Share of post-tax losses (earnings) in equity method investments	126	(2)	223	(4)

Warrants (see note 12)	(256)	-	(275)	-

Other	(4)	(15)	(4)	3

	(77)	11	53	58

Details of Changes in Working Capital and Other Items

Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Trade and other receivables	(47)	(30)	96	61

Prepaid expenses and other current assets	23	18	49	19

Other financial assets	(2)	6	33	41

Payables, accruals and provisions	(143)	(24)	(396)	(196)

Deferred revenue	98	99	28	45

Other financial liabilities	-	(11)	(33)	(46)

Income taxes	10	18	10	(2)

Other	(33)	(4)	(49)	(22)

	(94)	72	(262)	(100)

Details of Income Taxes Paid

Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Operating activities – continuing operations	(49)	(8)	(114)	(43)

Operating activities – discontinued operations	(12)	(25)	(54)	(52)

Investing activities – continuing operations	(1)	-	(1)	-

Total income taxes paid	(62)	(33)	(169)	(95)